Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are providing the following information to comply with Item 402(v) of Regulation S-K:
The Pay vs. Performance (“PVP”) table below provides the “compensation actually paid” (“CAP”) to the PEO and the average CAP for non-PEO NEOs. CAP represents a new calculation of compensation that differs from the total compensation reported in the Summary Compensation Table (“SCT”). You should refer to the “Compensation Discussion and Analysis” section above for discussion regarding how the Company’s compensation program is designed to align with the Company’s performance and long-term shareholder interests.
Year (a)	SCT Total for PEO (Mark)(1) ($) (b)	CAP to PEO (Mark)(4) ($) (c)	SCT Total for PEO (Singh)(2) ($) (b)	CAP to PEO (Singh)(4) ($) (c)	Average SCT Total for Non-PEO NEOs(3) ($) (d)	Average CAP to Non-PEO NEOs(5) ($) (e)	Value of initial fixed $100 investment based on:		Net Income(7) (in millions) ($) (h)	Company-Selected Measure: Ameren Adjusted (Non-GAAP) Annual Earnings Per Share(8) ($) (i)
							Cumulative TSR(6) ($) (f)	Peer Group Cumulative TSR(6) ($) (g)
2025	—	—	3,591,742	4,251,012	6,264,291	7,644,264	N/A	N/A	735	5.03
2024	—	—	2,727,870	4,367,638	4,788,691	9,023,750	N/A	N/A	620	4.63
2023	—	—	2,702,682	1,881,829	5,350,019	1,285,156	N/A	N/A	607	4.38
2022	1,884,831	463,937	2,108,814	2,138,912	5,100,902	6,083,692	N/A	N/A	513	4.14
2021	2,499,003	3,093,519	N/A	N/A	4,380,007	5,958,439	N/A	N/A	425	3.84

(1)
Mr. Richard J. Mark served as the PEO in 2021 and through August 1, 2022, when he retired.

(2)
Effective with Mr. Mark’s retirement, Mr. Singh began serving as the PEO effective August 1, 2022.

(3)
The non-PEO NEOs for the applicable periods are: Mr. Lyons (2022-2025), Mr. Moehn (2021-2025), Mr. Warner L. Baxter (2021-2023), Ms. Chonda J. Nwamu (2021-2024), Ms. Bhavani Amirthalingam (2021; 2023), Mr. Schukar (2024-2025), and Mr. Lindgren (2025).

(4)
To calculate CAP for the PEO, as reported in column (c) with respect to Mr. Singh, the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

2025
SCT Total for PEO	3,591,742
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,730,861)
Change in Pension Value (as included in column (g) of the SCT)	(171,913)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	1,670,841
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(9)	120,223
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(9)	662,497
Service Cost for all Defined Benefit Pension Plans	108,483
Compensation Actually Paid to PEO(10)	4,251,012
(5)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

2025
Average SCT Total Compensation for Non-PEO NEOs	6,264,291
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(3,380,151)
Change in Pension Value (as included in column (g) of the SCT)	(296,192)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	3,107,451
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(9)	297,245
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(9)	1,491,838
Service Cost for all Defined Benefit Pension Plans	159,782
Average Compensation Actually Paid to Non-PEO NEOs(10)	7,644,264

(6)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

(7)
Value reported is the Company’s net income attributable to Ameren common shareholders, as reported in the Company’s Annual Report on Form 10-K for the applicable period.

(8)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s adjusted (non-GAAP) diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance. Except for 2024 and 2025, values reported represent Ameren’s GAAP diluted EPS and adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of GAAP to adjusted (non-GAAP) EPS for 2024 and 2025.

(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2025−2027	12/31/2025	3.47%	17.19%	16.30%−25.64%
2024−2026	12/31/2024 12/31/2025	4.25% 3.48%	19.77% 17.34%	17.27%−23.80% 16.71%−27.48%
2023−2028	12/31/2023 12/31/2024 12/31/2025	3.85% 4.32% 3.54%	26.20% 19.82% 18.93%	24.49%−30.56% 18.15%−22.91% 17.19%−26.33%
2023−2025	12/31/2023 12/31/2024	4.23% 4.16%	22.0% 17.05%	19.98%−24.79% 15.08%−23.65%

(10)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Company Selected Measure Name	Annual Earnings Per Share
Named Executive Officers, Footnote
(1)
Mr. Richard J. Mark served as the PEO in 2021 and through August 1, 2022, when he retired.

(2)
Effective with Mr. Mark’s retirement, Mr. Singh began serving as the PEO effective August 1, 2022.

(3)
The non-PEO NEOs for the applicable periods are: Mr. Lyons (2022-2025), Mr. Moehn (2021-2025), Mr. Warner L. Baxter (2021-2023), Ms. Chonda J. Nwamu (2021-2024), Ms. Bhavani Amirthalingam (2021; 2023), Mr. Schukar (2024-2025), and Mr. Lindgren (2025).

Peer Group Issuers, Footnote
(6)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

Adjustment To PEO Compensation, Footnote
(4)
To calculate CAP for the PEO, as reported in column (c) with respect to Mr. Singh, the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

2025
SCT Total for PEO	3,591,742
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,730,861)
Change in Pension Value (as included in column (g) of the SCT)	(171,913)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	1,670,841
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(9)	120,223
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(9)	662,497
Service Cost for all Defined Benefit Pension Plans	108,483
Compensation Actually Paid to PEO(10)	4,251,012
(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2025−2027	12/31/2025	3.47%	17.19%	16.30%−25.64%
2024−2026	12/31/2024 12/31/2025	4.25% 3.48%	19.77% 17.34%	17.27%−23.80% 16.71%−27.48%
2023−2028	12/31/2023 12/31/2024 12/31/2025	3.85% 4.32% 3.54%	26.20% 19.82% 18.93%	24.49%−30.56% 18.15%−22.91% 17.19%−26.33%
2023−2025	12/31/2023 12/31/2024	4.23% 4.16%	22.0% 17.05%	19.98%−24.79% 15.08%−23.65%

(10)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Non-PEO NEO Average Total Compensation Amount	$ 6,264,291	$ 4,788,691	$ 5,350,019	$ 5,100,902	$ 4,380,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,644,264	9,023,750	1,285,156	6,083,692	5,958,439
Adjustment to Non-PEO NEO Compensation Footnote
(5)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

2025
Average SCT Total Compensation for Non-PEO NEOs	6,264,291
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(3,380,151)
Change in Pension Value (as included in column (g) of the SCT)	(296,192)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(9)	3,107,451
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(9)	297,245
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(9)	1,491,838
Service Cost for all Defined Benefit Pension Plans	159,782
Average Compensation Actually Paid to Non-PEO NEOs(10)	7,644,264
(9)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2025−2027	12/31/2025	3.47%	17.19%	16.30%−25.64%
2024−2026	12/31/2024 12/31/2025	4.25% 3.48%	19.77% 17.34%	17.27%−23.80% 16.71%−27.48%
2023−2028	12/31/2023 12/31/2024 12/31/2025	3.85% 4.32% 3.54%	26.20% 19.82% 18.93%	24.49%−30.56% 18.15%−22.91% 17.19%−26.33%
2023−2025	12/31/2023 12/31/2024	4.23% 4.16%	22.0% 17.05%	19.98%−24.79% 15.08%−23.65%

(10)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures in the PVP Table
The most important annual financial measure that Ameren uses to link pay to performance is Ameren’s annual GAAP diluted EPS, which is not only the most heavily weighted metric in the STIP, but also generally consistent with Ameren’s TSR, which is the most heavily weighted performance metric in the LTIP. As shown in the chart below, Ameren’s GAAP diluted EPS increased by 7.8% between 2021 and 2022, while the Average NEO CAP increased by 2.1%, the PEO CAP decreased by 15.9%, driven primarily by a new PEO in August 2022. In 2023, while the PEO CAP and the Average NEO CAP decreased by 27.7% and 78.9%, respectively, driven primarily by the impact on the fair value of outstanding equity awards of the fourth quarter 2023 Ameren stock price decline as a result of the unfavorable regulatory outcomes in Ameren Illinois’ natural gas and multi-year electric distribution rate review and grid plan proceedings, Ameren’s GAAP diluted EPS increased by 5.8%. In 2024, the PEO CAP and the Average NEO CAP increased by 132.1% and 602.2% respectively, and the Company’s adjusted (non-GAAP) diluted EPS increased by 5.7%. In 2025, the PEO CAP and the Average NEO CAP decreased by 2.7% and 15.3% respectively, and the Company’s adjusted (non-GAAP) diluted EPS increased by 8.6%. During the five-year period (2021-2025), the Company’s net income increased by 72.9%.
Except for 2024 and 2025, EPS amounts in the chart represent both Ameren’s GAAP diluted EPS and its adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of Ameren’s GAAP to adjusted (non-GAAP) EPS for 2024 and 2025.

Tabular List, Table
Additional Company-Selected Performance Measures
The following table represents the unranked list of the most important performance measures used to align compensation actually paid to the PEO and NEOs for 2025 to the performance of Ameren and its subsidiaries, including the Company. While these performance measures are the most important measures, additional measures were also considered to align the PEO and NEOs’ pay and performance as further described in the “Compensation Discussion and Analysis” section above.
Ameren Annual EPS
Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Energy Transition metric

Net Income (Loss)	$ 735,000,000	$ 620,000,000	$ 607,000,000	$ 513,000,000	$ 425,000,000
Company Selected Measure Amount | $ / shares	5.03	4.63	4.38	4.14	3.84
PEO Name	Mr. Singh
Measure:: 1
Pay vs Performance Disclosure
Name	Ameren Annual EPS
Non-GAAP Measure Description
(8)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s adjusted (non-GAAP) diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance. Except for 2024 and 2025, values reported represent Ameren’s GAAP diluted EPS and adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of GAAP to adjusted (non-GAAP) EPS for 2024 and 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Measure:: 3
Pay vs Performance Disclosure
Name	Energy Transition metric
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2025-2027 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.47%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	17.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum	16.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum	25.64%
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2024-2026 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.48%	4.25%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	17.34%	19.77%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum	16.71%	17.27%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum	27.48%	23.80%
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2023-2028 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.54%	4.32%	3.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	18.93%	19.82%	26.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum	17.19%	18.15%	24.49%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum	26.33%	22.91%	30.56%
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2023-2025 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.16%	4.23%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		17.05%	22.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Minimum		15.08%	19.98%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate Range for Peer Group, Maximum		23.65%	24.79%
Mr. Mark [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,884,831	$ 2,499,003
PEO Actually Paid Compensation Amount				463,937	$ 3,093,519
Mr. Singh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,591,742	2,727,870	2,702,682	2,108,814
PEO Actually Paid Compensation Amount	4,251,012	$ 4,367,638	$ 1,881,829	$ 2,138,912
Mr. Singh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,730,861)
Mr. Singh [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,913)
Mr. Singh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,670,841
Mr. Singh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,223
Mr. Singh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	662,497
PEO | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,483
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,380,151)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(296,192)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,107,451
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,245
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,491,838
Non-PEO NEO | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 159,782